Consolidated Statements of Operations (Parenthetical) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Policy charges and fee income	$ 506
Premiums Earned, Net	109
Net investment income	778
Net realized capital gains (losses)	317
Amortization of deferred gains	33
Benefits and losses	637
Insurance operating costs and other expenses	294
Affiliated Entity
Policy charges and fee income	(279)
Premiums Earned, Net	(27)
Net investment income	(136)
Net realized capital gains (losses)	990
Amortization of deferred gains	27
Benefits and losses	(184)
Insurance operating costs and other expenses	$ (119)	$ 0